1

Wilmington International Fund

PORTFOLIO OF INVESTMENTS¢

January 31, 2022 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 87.4%

AUSTRALIA – 3.4%

Australia & New Zealand Banking Group Ltd.	164,613	$3,110,996

BHP Group Ltd.#	115,595	3,707,197

BHP Group Ltd.*	96,172	3,035,650

Brambles Ltd.	91,392	627,867

Cochlear Ltd.	13,569	1,860,758

CSL Ltd.	20,008	3,706,336

Incitec Pivot Ltd.	1,065,059	2,493,809

Rio Tinto Ltd.	31,579	2,510,711

Rio Tinto PLC	38,196	2,692,260

TOTAL AUSTRALIA		$23,745,584

AUSTRIA – 0.1%

Mondi PLC	13,030	326,000

OMV AG	7,984	488,656

TOTAL AUSTRIA		$814,656

BELGIUM – 0.6%

Ageas SA	13,420	645,966

Anheuser-Busch InBev SA	5,720	360,595

Groupe Bruxelles Lambert SA	1,540	165,246

KBC Group NV	3,820	332,223

Lotus Bakeries NV	247	1,584,207

Proximus SADP	9,550	195,017

Xior Student Housing NV	21,861	1,196,662

TOTAL BELGIUM		$4,479,916

BRAZIL – 0.1%

Yara International ASA	6,080	312,195

BULGARIA – 0.0%**

Petrol AD*,(1)	2,384	—

CHINA – 7.0%

Alibaba Group Holding Ltd.*	70,128	1,099,156

Alibaba Group Holding Ltd., ADR*	26,886	3,381,990

Baozun, Inc., Class A*	262,600	1,087,416

Budweiser Brewing Co. APAC Ltd.	702,200	1,854,886

China Mengniu Dairy Co. Ltd.*	332,000	1,962,327

China Pacific Insurance Group Co. Ltd., Class H	774,600	2,358,037

China Petroleum & Chemical Corp., Class H	5,284,000	2,766,649

China Resources Land Ltd.	388,000	1,875,445

China Resources Medical Holdings Co. Ltd.	21,000	11,856

Great Wall Motor Co. Ltd., Class H	704,500	1,911,372

Haitian International Holdings Ltd.	695,000	1,808,157

Hollysys Automation Technologies Ltd.*	91,280	1,205,809

Huazhu Group Ltd., ADR*	59,093	2,335,355

Hutchmed China Ltd., ADR*	90,280	2,459,227

JD.com, Inc., Class A*	98,741	3,742,424

Meituan, Class B*	66,600	1,986,967

NetEase, Inc., ADR	15,019	1,552,364

Description	Number of Shares	Value

Ping An Insurance Group Co. of China Ltd., Class H	195,000	$1,547,486

Shenzhou International Group Holdings Ltd.	101,200	1,877,761

Tencent Holdings Ltd.	144,000	9,023,368

Wuxi Biologics Cayman, Inc.*	108,500	1,087,470

Yum China Holdings, Inc.	24,103	1,161,042

Yum China Holdings, Inc.	17,800	838,016

TOTAL CHINA		$48,934,580

DENMARK – 2.9%

Ambu A/S, Class B#	85,522	1,812,124

AP Moller – Maersk A/S, Class B	250	898,036

Carlsberg AS, Class B	4,530	733,546

Chr Hansen Holding A/S	7,826	627,610

Coloplast A/S, Class B	20,560	2,989,882

DSV A/S	31,867	6,474,760

Netcompany Group A/S	15,310	1,124,738

Novo Nordisk A/S, Class B	57,564	5,725,794

Tryg A/S	6,240	147,862

TOTAL DENMARK		$20,534,352

FINLAND – 0.3%

Elisa OYJ	4,630	271,975

Kesko OYJ, Class B	13,366	422,141

Nokia OYJ*	58,410	348,335

Nordea Bank Abp	43,460	516,204

Sampo OYJ, Class A	2,590	128,549

TietoEVRY OYJ	11,260	335,059

Valmet OYJ#	5,654	215,951

TOTAL FINLAND		$2,238,214

FRANCE – 7.6%

Amundi SA	3,760	292,288

AXA SA	90,468	2,865,211

BNP Paribas SA	24,394	1,741,473

Bouygues SA	12,794	451,207

Carrefour SA	17,030	324,108

Cie de Saint-Gobain	20,300	1,373,650

Cie Generale des Etablissements Michelin SCA	8,100	1,355,323

Credit Agricole SA	31,043	467,025

Dassault Systemes SE	69,556	3,363,615

Edenred	31,437	1,350,294

Engie SA	24,266	373,255

Esker SA	5,497	1,486,528

EssilorLuxottica SA	1,010	191,077

Eurazeo SE	16,360	1,299,939

Eutelsat Communications SA	18,950	234,976

Faurecia SE	32,970	1,446,082

ID Logistics Group*	5,643	2,048,935

Kering SA	200	149,353

Legrand SA	21,510	2,189,139

January 31, 2022 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington International Fund (continued)

Description	Number of Shares	Value

L’Oreal SA	9,148	$3,907,538

LVMH Moet Hennessy Louis Vuitton SE	9,137	7,504,926

Neoen SA*	30,613	1,088,611

Orange SA	172,610	2,027,728

Pernod Ricard SA	3,110	665,227

Publicis Groupe SA	12,340	836,170

Sanofi	30,245	3,162,479

Sartorius Stedim Biotech	3,762	1,649,680

Societe BIC SA	2,440	138,931

Societe Generale SA	50,593	1,878,028

Technip Energies NV*	74,869	1,145,608

TotalEnergies SE	35,113	1,996,787

Veolia Environnement SA	54,130	1,955,435

Vinci SA	2,030	222,501

Virbac SA	4,793	1,928,193

TOTAL FRANCE		$53,111,320

GERMANY – 5.8%

adidas AG	12,814	3,516,384

Allianz SE	5,300	1,360,789

Aroundtown SA	69,640	430,134

BASF SE	9,730	745,210

Bayer AG	11,940	725,401

Bayerische Motoren Werke AG	23,988	2,538,960

Bertrandt AG	17,736	1,037,967

Covestro AG	2,959	177,519

Daimler AG	14,875	1,186,931

Daimler Truck Holding AG*	7,437	262,183

Deutsche Bank AG*	104,900	1,460,577

Deutsche Post AG	20,930	1,259,580

Deutsche Telekom AG	10,906	205,894

E.ON SE	165,010	2,275,897

Evonik Industries AG	1,780	58,070

Evotec SE*	35,500	1,436,497

Freenet AG	10,532	286,845

Hannover Rueck SE	2,270	457,955

Hypoport SE*	2,867	1,266,954

Infineon Technologies AG	145,128	6,026,840

LEG Immobilien SE	3,700	490,837

Muenchener Rueckversicherungs AG	5,400	1,709,559

Nemetschek SE	13,273	1,226,852

New Work SE	4,140	913,138

Rheinmetall AG	3,320	347,105

SAP SE	30,056	3,770,861

Siemens AG	7,200	1,143,153

Telefonica Deutschland Holding AG	63,340	181,835

Vonovia SE	5,429	309,213

Zalando SE*	44,666	3,545,046

TOTAL GERMANY		$40,354,186

HONG KONG – 2.5%

AIA Group Ltd.	549,400	5,735,633

ASM Pacific Technology Ltd.	150,400	1,504,746

Hong Kong Exchanges & Clearing Ltd.	37,300	2,128,925

Johnson Electric Holdings Ltd.	822,436	1,398,877

Swire Properties Ltd.	832,000	2,217,881

Description	Number of Shares	Value

Techtronic Industries Co. Ltd.	271,500	$4,479,778

TOTAL HONG KONG		$17,465,840

INDIA – 0.9%

HDFC Bank Ltd., ADR	90,629	6,219,868

IRELAND – 0.9%

CRH PLC	13,490	677,069

Kerry Group PLC, Class A	13,279	1,673,122

Kingspan Group PLC	35,085	3,377,180

Smurfit Kappa Group PLC	5,370	283,029

TOTAL IRELAND		$6,010,400

ISLE OF MAN – 0.1%

Strix Group PLC	291,195	956,125

ITALY – 1.6%

A2A SpA	111,240	211,310

Amplifon SpA	11,567	491,668

Assicurazioni Generali SpA	94,407	1,986,772

Enel SpA	175,319	1,349,360

Eni SpA	43,285	650,192

FinecoBank Banca Fineco SpA	112,360	1,889,026

Intesa Sanpaolo SpA	226,978	674,542

Iren SpA	45,190	135,950

Mediobanca Banca di Credito Finanziario SpA	22,380	256,399

Moncler SpA	2,110	135,419

Salvatore Ferragamo SpA*,#	60,036	1,286,498

UniCredit SpA	86,400	1,373,191

Unipol Gruppo SpA	41,260	232,118

UnipolSai Assicurazioni SpA	123,950	361,896

TOTAL ITALY		$11,034,341

JAPAN – 18.0%

ABC-Mart, Inc.	13,300	607,267

AEON Financial Service Co. Ltd.	163,900	1,720,193

AGC, Inc.	58,300	2,675,701

Air Water, Inc.#	158,600	2,417,454

Amada Co. Ltd.	192,600	1,864,657

Amano Corp.	36,400	730,163

Anritsu Corp.#	54,400	751,204

Aruhi Corp.#	90,200	904,793

Asahi Group Holdings Ltd.	40,200	1,640,993

Central Japan Railway Co.	10,500	1,377,711

Chubu Electric Power Co., Inc.	100,600	1,007,600

COMSYS Holdings Corp.	14,600	347,395

Dai-ichi Life Holdings, Inc.	59,300	1,334,811

Daikin Industries Ltd.	5,100	1,070,715

Daiseki Co. Ltd.	45,720	1,831,569

Denso Corp.	10,900	813,508

East Japan Railway Co.	16,800	959,328

ENEOS Holdings, Inc.	549,900	2,190,046

Fuji Electric Co. Ltd.	34,400	1,838,552

FUJIFILM Holdings Corp.	10,200	683,768

Furukawa Electric Co. Ltd.	16,800	345,566

Hitachi Ltd.	69,200	3,596,742

Honda Motor Co. Ltd.	92,200	2,715,547

Ichikoh Industries Ltd.	200,400	882,019

IHI Corp.	59,500	1,201,495

January 31, 2022 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington International Fund (continued)

Description	Number of Shares	Value

ITOCHU Corp.	74,400	$2,390,209

Iwatani Corp.	16,000	754,299

J Front Retailing Co. Ltd.	100,100	898,026

Japan Airlines Co. Ltd.*	48,700	921,774

JGC Holdings Corp.	87,400	858,816

JSP Corp.	29,100	408,457

Kamigumi Co. Ltd.	81,300	1,570,999

Kaneka Corp.	39,400	1,283,452

KH Neochem Co. Ltd.	36,600	938,849

Kintetsu World Express, Inc.	36,500	908,067

Komatsu Ltd.	10,500	263,854

Kumagai Gumi Co. Ltd.	32,500	828,416

Kura Sushi, Inc.#	58,300	1,753,875

Kureha Corp.	16,000	1,194,494

Mabuchi Motor Co. Ltd.	71,800	2,260,597

Mirait Holdings Corp.	53,000	879,898

Mitsubishi Chemical Holdings Corp.	114,400	897,375

Mitsubishi Corp.	71,700	2,434,390

Mitsubishi Electric Corp.	50,000	626,170

Mitsubishi Gas Chemical Co., Inc.	108,500	2,078,351

Mitsubishi UFJ Financial Group, Inc.	384,900	2,332,987

Mitsui Fudosan Co. Ltd.	74,600	1,599,226

Mitsui Mining & Smelting Co. Ltd.	6,200	175,323

Murata Manufacturing Co. Ltd.	19,700	1,481,111

NEC Networks & System Integration Corp.	169,400	2,444,487

Nexon Co. Ltd.	59,300	1,117,902

NGK Insulators Ltd.	27,000	456,239

Nihon Kohden Corp.	17,100	453,543

Nihon Unisys Ltd.	34,300	902,359

Nintendo Co. Ltd.	2,500	1,225,104

Nippon Gas Co. Ltd.	71,700	1,003,383

Nippon Steel Corp.	54,100	884,241

Nippon Telegraph & Telephone Corp.	66,300	1,897,356

NOK Corp.	167,800	1,794,105

NTT Data Corp.	29,400	563,620

Olympus Corp.	88,900	1,989,320

Ono Pharmaceutical Co. Ltd.	79,600	1,930,436

Organo Corp.	25,800	1,886,717

ORIX Corp.	28,300	583,748

Otsuka Corp.	32,400	1,314,688

Pacific Industrial Co. Ltd.	65,800	628,103

Pan Pacific International Holdings Corp.	36,300	488,556

Panasonic Corp.	72,400	797,088

Recruit Holdings Co. Ltd.	13,400	662,343

Relia, Inc.	50,800	429,371

Santen Pharmaceutical Co. Ltd.	78,500	891,303

SBI Holdings, Inc.	29,200	753,238

SCREEN Holdings Co. Ltd.	14,900	1,495,304

Seino Holdings Co. Ltd.	57,400	569,492

Seria Co. Ltd.	12,900	324,631

Shibaura Machine Co. Ltd.	68,400	1,969,590

SoftBank Group Corp.	42,000	1,860,581

Sompo Holdings, Inc.	13,000	608,315

Sony Group Corp.	31,100	3,479,110

SUMCO Corp.	86,800	1,600,253

Sumitomo Electric Industries Ltd.	45,900	608,565

Sumitomo Metal Mining Co. Ltd.	36,400	1,681,306

Description	Number of Shares	Value

Sumitomo Mitsui Financial Group, Inc.	70,600	$2,543,080

Suzuki Motor Corp.	16,300	693,959

Tadano Ltd.	40,800	356,864

Tatsuta Electric Wire & Cable Co. Ltd.	50,600	201,602

TDK Corp.	59,300	2,141,613

THK Co. Ltd.#	28,700	717,118

Tokio Marine Holdings, Inc.	8,600	513,194

Tokyo Century Corp.	35,500	1,751,902

Tokyu Fudosan Holdings Corp.	222,500	1,218,896

Tomy Co. Ltd.	36,100	352,431

Topcon Corp.	24,900	337,960

Torii Pharmaceutical Co. Ltd.	24,200	601,784

Toyo Tanso Co. Ltd.	27,000	694,242

Toyota Motor Corp.	249,900	4,938,818

Tsumura & Co.	53,300	1,511,728

Welcia Holdings Co. Ltd.	39,400	1,064,109

Yamato Holdings Co. Ltd.	79,500	1,692,893

TOTAL JAPAN		$125,874,402

LUXEMBOURG – 0.0%**

APERAM SA	4,610	259,771

MACAO – 0.3%

Galaxy Entertainment Group Ltd.*	344,000	1,992,195

NETHERLANDS – 4.1%

Aalberts NV	28,243	1,726,498

Adyen NV*	1,654	3,365,721

ASML Holding NV	13,911	9,421,842

ASR Nederland NV	39,484	1,835,832

IMCD NV	12,395	2,132,187

ING Groep NV	163,287	2,414,869

Koninklijke Ahold Delhaize NV	60,150	1,950,341

Koninklijke KPN NV	82,690	272,753

NN Group NV	41,039	2,296,629

Randstad NV	5,270	342,833

Shell PLC	106,882	2,745,663

Signify NV	2,930	155,199

TOTAL NETHERLANDS		$28,660,367

NORWAY – 0.9%

DNB Bank ASA	57,000	1,356,612

Equinor ASA	71,600	1,973,857

Kahoot! ASA*,#	63,635	255,492

Norsk Hydro ASA	56,230	432,145

Orkla ASA	20,390	194,855

Telenor ASA	13,730	226,909

TOMRA Systems ASA	37,166	1,858,117

TOTAL NORWAY		$6,297,987

PHILIPPINES – 0.4%

Ayala Land, Inc.	1,800,000	1,270,974

Converge Information and Communications Technology Solutions, Inc.*	2,165,000	1,305,555

TOTAL PHILIPPINES		$2,576,529

RUSSIAN FEDERATION – 0.0%**

Evraz PLC	36,730	249,530

January 31, 2022 (unaudited)

4	PORTFOLIO OF INVESTMENTS

Wilmington International Fund (continued)

Description	Number of Shares	Value

SINGAPORE – 0.6%

Oversea-Chinese Banking Corp. Ltd.	406,761	$3,786,242

SOUTH AFRICA – 0.2%

Anglo American PLC	28,100	1,238,803

SOUTH KOREA – 2.9%

LG Chem Ltd.*	5,673	3,041,072

LG Energy Solution*	1,615	602,862

NAVER Corp.	11,557	3,052,673

Samsung Electronics Co. Ltd.	187,549	11,665,377

SK Hynix, Inc.	17,721	1,834,262

TOTAL SOUTH KOREA		$20,196,246

SPAIN – 1.1%

ACS Actividades de Construccion y Servicios SA	13,373	337,623

Banco Santander SA	322,904	1,132,297

Bankinter SA#	375,394	2,201,389

Enagas SA	7,870	170,166

Iberdrola SA#	143,680	1,647,301

Iberdrola SA*	2,395	27,333

Mediaset Espana Comunicacion SA*	39,260	183,834

Telefonica SA#	462,105	2,154,134

TOTAL SPAIN		$7,854,077

SWEDEN – 4.1%

AddLife AB, Class B	39,996	1,150,722

Annehem Fastigheter AB, Class B*	6,045	22,770

Assa Abloy AB, Class B	112,820	3,089,250

Atlas Copco AB, Class A	57,132	3,381,419

Avanza Bank Holding AB	54,731	1,731,608

Boliden AB	11,060	447,848

Epiroc AB, Class A	115,078	2,455,665

Fabege AB	108,045	1,612,018

Fortnox AB	215,375	1,107,511

GARO AB	88,176	1,646,836

Hexagon AB, Class B	206,775	2,788,996

Hexpol AB	72,537	865,492

JM AB	39,113	1,481,455

Lundin Energy AB	6,660	270,848

Peab AB, Class B	20,089	225,801

Skandinaviska Enskilda Banken AB, Class A	19,531	252,474

Skanska AB, Class B	19,960	488,678

SKF AB, Class B	10,330	226,456

Svenska Cellulosa AB SCA, Class B	13,600	236,826

Swedbank AB, Class A	68,700	1,345,023

Swedish Match AB	27,570	213,317

Tele2 AB, Class B	52,040	757,185

Thule Group AB	26,851	1,296,002

Trelleborg AB, Class B	33,329	839,188

Volvo AB, Class B	16,030	361,740

TOTAL SWEDEN		$28,295,128

SWITZERLAND – 6.2%

ABB Ltd.	13,480	467,376

Bossard Holding AG, Class A	3,993	1,251,902

Chocoladefabriken Lindt & Spruengli AG	167	1,938,095

Cie Financiere Richemont SA	1,180	171,494

Description	Number of Shares	Value

Clariant AG*	52,017	$1,102,505

Comet Holding AG	5,188	1,655,058

Emmi AG	1,531	1,718,303

Geberit AG	340	231,006

Holcim Ltd.*	5,790	313,826

Kuehne + Nagel International AG	860	242,853

Lonza Group AG*	2,996	2,065,568

Nestle SA	9,170	1,184,199

Novartis AG	44,953	3,905,946

Partners Group Holding AG	3,131	4,365,237

Siegfried Holding AG*	2,212	1,790,887

Sika AG	16,031	5,608,834

Straumann Holding AG	1,087	1,801,251

Swiss Life Holding AG	3,790	2,439,283

Swiss Prime Site AG	2,340	231,371

Swisscom AG	3,750	2,143,408

Temenos AG	8,001	959,038

UBS Group AG	108,180	2,006,691

VAT Group AG	3,712	1,513,782

Zur Rose Group AG*	3,805	931,447

Zurich Insurance Group AG	6,657	3,184,099

TOTAL SWITZERLAND		$43,223,459

TAIWAN – 4.2%

Hon Hai Precision Industry Co. Ltd.	479,000	1,790,947

MediaTek, Inc.	120,000	4,766,303

Merida Industry Co. Ltd.	308,000	3,250,377

Sea Ltd., ADR*	6,039	907,722

Taiwan Semiconductor Manufacturing Co. Ltd.	812,000	18,775,059

TOTAL TAIWAN		$29,490,408

THAILAND – 0.4%

Kasikornbank PCL	553,500	2,505,962

UNITED KINGDOM – 8.5%

3i Group PLC	125,280	2,333,191

Admiral Group PLC	11,780	500,895

Allfunds Group PLC*	75,931	1,066,944

AstraZeneca PLC	14,780	1,719,328

Aviva PLC	307,983	1,818,333

BAE Systems PLC	162,800	1,274,034

Barclays PLC	697,810	1,872,099

Barratt Developments PLC	60,317	501,659

Berkeley Group Holdings PLC	3,523	201,058

BP PLC	219,557	1,138,167

British American Tobacco PLC	64,350	2,747,424

BT Group PLC#	48,025	127,202

Clipper Logistics PLC	172,040	1,562,875

Compass Group PLC	59,200	1,345,477

Croda International PLC	14,575	1,574,072

CVS Group PLC	36,598	972,117

DCC PLC	10,180	855,971

Dechra Pharmaceuticals PLC	19,103	1,072,998

easyJet PLC*	131,793	1,113,453

Future PLC	36,375	1,551,444

GB Group PLC	125,367	1,119,374

GlaxoSmithKline PLC	149,880	3,344,723

January 31, 2022 (unaudited)

PORTFOLIO OF INVESTMENTS	5

Wilmington International Fund (continued)

Description	Number of Shares	Value

Great Portland Estates PLC	135,785	$1,406,862

Hargreaves Lansdown PLC#	18,470	335,336

Hill & Smith Holdings PLC	82,834	1,677,136

HSBC Holdings PLC	446,350	3,176,827

IG Group Holdings PLC	18,600	204,764

Imperial Brands PLC	77,300	1,832,772

Intertek Group PLC	16,698	1,211,782

Kingfisher PLC	46,140	206,908

Legal & General Group PLC	256,743	1,003,855

Lloyds Banking Group PLC	2,187,969	1,518,390

Marshalls PLC	179,869	1,712,573

National Grid PLC	92,900	1,359,400

Persimmon PLC	22,291	726,230

Royal Mail PLC	21,630	129,254

Schroders PLC	2,030	93,077

Severn Trent PLC	5,030	195,286

Spirax-Sarco Engineering PLC	6,686	1,205,190

Spirent Communications PLC	30,180	100,788

SSE PLC	15,473	332,918

SSP Group PLC*	423,616	1,571,728

St. James’s Place PLC#	87,890	1,814,264

Standard Chartered PLC	176,450	1,271,011

Tate & Lyle PLC	29,150	278,827

Tesco PLC	428,999	1,723,149

UNITE Group PLC (The)	94,776	1,326,034

Victrex PLC	38,791	1,080,495

Vodafone Group PLC	961,760	1,688,722

WPP PLC	35,720	560,108

TOTAL UNITED KINGDOM		$59,556,524

UNITED STATES – 1.7%

James Hardie Industries PLC, CDI	135,016	4,543,994

ResMed, Inc., CDI	95,304	2,164,683

Samsonite International SA*	1,247,086	2,606,452

Stellantis NV	44,560	860,463

Swiss Re AG	12,200	1,329,286

TOTAL UNITED STATES		$11,504,878

TOTAL COMMON STOCKS (Cost $487,199,185)		$609,774,085

INVESTMENT COMPANIES – 5.3%

iShares MSCI Canada ETF#	636,000	24,288,840

iShares MSCI EAFE Value ETF	250,700	12,896,008

TOTAL INVESTMENT COMPANIES (Cost $34,860,335)		$37,184,848

PREFERRED STOCKS – 0.5%

GERMANY – 0.5%

Sartorius AG, 0.71%	1,491	804,957

Sixt SE, 0.05%	15,322	1,384,350

Volkswagen AG, 4.86%	7,012	1,460,404

TOTAL PREFERRED STOCKS (Cost $3,631,092)		$3,649,711

RIGHTS – 0.0%**

SPAIN – 0.0%**

ACS Actividades de Construccion y Servicios SA, Expire 02/03/22*,#	13,373	6,693

Description	Number of Shares	Value

TOTAL RIGHTS (Cost $7,168)		$6,693

WARRANTS – 1.4%

CHINA – 1.2%

Gongniu Group Co. Ltd., Expire 05/20/22*	62,551	$1,525,606

Midea Group Co. Ltd., Expire 05/27/22*	257,050	2,957,335

Shanghai Kelai Mechatronics Engineering Co. Ltd., Expire 03/03/22*	435,800	1,891,154

Zhejiang Sanhua Intelligent Controls Co. Ltd., Expire 10/20/22*	745,700	2,239,710

TOTAL CHINA		$8,613,805

VIETNAM – 0.2%

Saigon Thuong Tin Commercial JSB, Expire 10/19/22*	35,800	$1,162,254

TOTAL WARRANTS (Cost $10,913,011)		$9,776,059

MONEY MARKET FUND – 2.8%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%^	19,306,722	19,306,722

TOTAL MONEY MARKET FUND (Cost $19,306,722)		$19,306,722

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 5.0%

MONEY MARKET FUNDS – 2.8%

Blackrock Liquidity Fed Fund, Institutional Shares, 0.03%^	3,070,000	3,070,000

Federated Hermes Government Obligations Fund, Premier Shares, 0.03%^	1,980,000	1,980,000

Fidelity Investments Money Market Fund, Government Portfolio, Institutional Class, 0.01%^	1,873,000	1,873,000

Goldman Sachs Financial Square Government Fund, Institutional Shares, 0.03%^	3,029,000	3,029,000

Invesco Government & Agency Portfolio, Institutional Class, 0.03%^	3,440,000	3,440,000

JPMorgan U.S. Government Money Market Fund, Capital Class, 0.03%^	3,509,000	3,509,000

Morgan Stanley Liquidity Fund, Government Portfolio, Institutional Class, 0.03%^	3,130,000	3,130,000

TOTAL MONEY MARKET FUNDS (Cost $20,031,000)		$20,031,000

	Par Value

REPURCHASE AGREEMENTS – 2.2%

Bank of America Securities, Inc., 0.04%, dated 1/31/22, due 2/01/22, repurchase price $6,706,160, collateralized by U.S. Government Agency Securities, 1.50% to 4.50%, maturing 11/01/36 to 2/01/52; total market value of $6,840,276.	$6,706,153	6,706,153

Citigroup Global Markets Ltd., 0.05%, dated 1/31/22, due 2/01/22, repurchase price $1,852,160, collateralized by Cash & U.S. Treasury Securities, 0.13% to 6.00%, maturing 1/15/23 to 5/15/44; total market value of $1,889,084.	1,852,157	1,852,157

January 31, 2022 (unaudited)

6	PORTFOLIO OF INVESTMENTS

Wilmington International Fund (continued)

Description	Par Value	Value

RBC Dominion Securities, Inc., 0.05%, dated 1/31/22, due 2/01/22, repurchase price $6,706,162, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.00%, maturing 8/01/24 to 11/20/51; total market value of $6,840,276.	$6,706,153	$6,706,153

TOTAL REPURCHASE AGREEMENTS (Cost $15,264,463)		$15,264,463

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (Cost $35,295,463)		$35,295,463

TOTAL INVESTMENTS – 102.4% (Cost $591,212,976)		$714,993,581

COLLATERAL FOR SECURITIES ON LOAN – (5.0%)		(35,295,463)

OTHER ASSETS LESS LIABILITIES – 2.6%		18,214,821

TOTAL NET ASSETS – 100.0%		$697,912,939

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2022 in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3		Total

Assets

Investments in Securities

Common Stocks

Australia	$3,035,650	$20,709,934	$—		$23,745,584

Austria	—	814,656	—		814,656

Belgium	—	4,479,916	—		4,479,916

Brazil	—	312,195	—		312,195

Bulgaria	—	—	—	(a)	—

China	12,095,787	36,838,793	—		48,934,580

Denmark	—	20,534,352	—		20,534,352

Finland	—	2,238,214	—		2,238,214

France	—	53,111,320	—		53,111,320

Germany	262,183	40,092,003	—		40,354,186

Hong Kong	—	17,465,840	—		17,465,840

India	6,219,868	—	—		6,219,868

Ireland	—	6,010,400	—		6,010,400

Isle of Man	—	956,125	—		956,125

Italy	—	11,034,341	—		11,034,341

Japan	—	125,874,402	—		125,874,402

Luxembourg	—	259,771	—		259,771

Macao	—	1,992,195	—		1,992,195

Netherlands	—	28,660,367	—		28,660,367

Norway	—	6,297,987	—		6,297,987

Philippines	—	2,576,529	—		2,576,529

Russian Federation	—	249,530	—		249,530

Singapore	—	3,786,242	—		3,786,242

South Africa	—	1,238,803	—		1,238,803

South Korea	602,862	19,593,384	—		20,196,246

Spain	—	7,854,077	—		7,854,077

Sweden	—	28,295,128	—		28,295,128

Switzerland	—	43,223,459	—		43,223,459

Taiwan	907,722	28,582,686	—		29,490,408

January 31, 2022 (unaudited)

PORTFOLIO OF INVESTMENTS	7

Wilmington International Fund (concluded)

	Level 1	Level 2	Level 3	Total

Thailand	$—	$2,505,962	$—	$2,505,962

United Kingdom	—	59,556,524	—	59,556,524

United States	—	11,504,878	—	11,504,878

Investment Companies	37,184,848	—	—	37,184,848

Preferred Stocks

Germany	—	3,649,711	—	3,649,711

Rights

Spain	—	6,693	—	6,693

Warrants

China	—	8,613,805	—	8,613,805

Vietnam	—	1,162,254	—	1,162,254

Money Market Funds	39,337,722	—	—	39,337,722

Repurchase Agreements	—	15,264,463	—	15,264,463

Total Investments in Securities	$99,646,642	$615,346,939	$—	$714,993,581

Liabilities

Other Financial Instruments!

Financial Futures Contracts	$(69,491)	$—	$—	$(69,491)

Total Liabilities - Other Financial Instruments	$(69,491)	$—	$—	$(69,491)

(a)	Includes internally fair valued securities currently priced at zero ($0).

!	Other financial instruments are derivative instruments, such as financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent shareholder report.

¢	Country classifications are based on primary country of risk.

#	Security, or a portion thereof, is on loan.

*	Non-income producing security.

**	Represents less than 0.05%.

^	7-Day net yield.

(1)

The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the Portfolio of Investments.

The following acronyms are used throughout this Fund:

ADR	American Depositary Receipt

CDI	CREST Depository Interest

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

OYJ	Public Limited Company

PCL	Public Company Limited

PLC	Public Limited Company

SCA	Limited Partnership With Share Capital

SpA	Societa per Azioni

At January 31, 2022, the International Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Notional Amount	Notional Value	Unrealized Appreciation	Unrealized (Depreciation)
LONG POSITIONS:
EXCHANGE-TRADED:
MSCI India Index	March 2022	125	$12,520,666	$12,451,175	$—	$(69,491)
UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS					$—	$(69,491)

For additional information about significant accounting policies, refer to Fund’s most recent semi-annual or annual report.

January 31, 2022 (unaudited)